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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10
*  Funds included are: Invesco U.S. Small/Mid Cap Value Fund, Invesco Van Kampen Comstock Fund and Invesco Van Kampen Enterprise Fund.

Item 1. Reports to Stockholders.

Invesco U.S. Small/Mid Cap Value Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
18	Results of Proxy
EX-99.CERT
EX-99.906CERT
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.85%
Class B Shares	-4.15
Class C Shares	-4.28
Class Y Shares	-3.84
Russell 2500 Value Index▼ (Broad Market/Style-Specific Index)	-1.57
Lipper Mid-Cap Value Funds Index▼ (Peer Group Index)	-3.20

▼	Lipper Inc.
The Russell 2500™ Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns

As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (9/27/07)	-11.71%
1 Year	15.77

Class B Shares
Inception	-11.54%
1 Year	16.74

Class C Shares
Inception	-10.59%
1 Year	20.58

Class Y Shares
Inception (9/27/07)	-9.70%
1 Year	22.63
Effective June 1, 2010, Class I and Class P shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class Y and Class A shares, respectively, of Invesco U.S. Small/Mid Cap Value Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco U.S. Small/Mid Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Class B and Class C shares performance shown prior to the inception date is that of the predecessor fund’s Class P shares and includes the 12b-1 fees applicable to Class P shares. Class B and Class C shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was September 27, 2007.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.52%, 2.27%, 2.27% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.78%, 2.53%, 2.53% and 1.53%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
2     Invesco U.S. Small/Mid Cap Value Fund

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3     Invesco U.S. Small/Mid Cap Value Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.0%
Advertising–2.6%
Interpublic Group of Cos., Inc.(b)	45,200	$322,276

Aerospace & Defense–7.3%
AAR Corp.(b)	16,600	277,884

AerCap Holdings N.V. (Netherlands)(b)	31,300	324,894

Goodrich Corp.	2,000	132,500

Spirit Aerosystems Holdings, Inc. (Class A)(b)	9,100	173,446

		908,724

Agricultural Products–2.1%
Corn Products International, Inc.	8,700	263,610

Cable & Satellite–1.0%
Scripps Networks Interactive, Inc. (Class A)	3,200	129,088

Computer Hardware–2.4%
Teradata Corp.(b)	10,000	304,800

Computer Storage & Peripherals–2.6%
QLogic Corp.(b)	19,300	320,766

Construction & Engineering–1.6%
Aecom Technology Corp.(b)	8,700	200,622

Construction & Farm Machinery & Heavy Trucks–2.1%
WABCO Holdings, Inc.(b)	8,200	258,136

Data Processing & Outsourced Services–4.6%
Broadridge Financial Solutions, Inc.	15,400	293,370

Computer Sciences Corp.	6,200	280,550

		573,920

Electric Utilities–1.6%
NV Energy, Inc.	17,400	205,494

Electrical Equipment–0.8%
Belden, Inc.	4,800	105,600

Gas Utilities–2.1%
UGI Corp.	10,300	262,032

Health Care Distributors–1.3%
PharMerica Corp.(b)	11,400	167,124

Household Durables–1.9%
Stanley Black & Decker, Inc.	4,800	242,496

Industrial Machinery–2.3%
Snap-On, Inc.	6,900	282,279

Internet Software & Services–1.7%
AOL, Inc.(b)	10,300	214,137

IT Consulting & Other Services–7.4%
Acxiom Corp.(b)	11,100	163,059

Amdocs Ltd.(b)	11,700	314,145

MAXIMUS, Inc.	7,712	446,294

		923,498

Life & Health Insurance–2.6%
CNO Financial Group, Inc.(b)	65,156	322,522

Life Sciences Tools & Services–4.4%
Furiex Pharmaceuticals, Inc.(b)	858	8,721

PerkinElmer, Inc.	12,100	250,107

Pharmaceutical Product Development, Inc.	11,500	292,215

		551,043

Marine–1.6%
Kirby Corp.(b)	5,100	195,075

Metal & Glass Containers–3.2%
Pactiv Corp.(b)	14,500	403,825

Multi-Utilities–2.1%
CMS Energy Corp.	17,900	262,235

Office Electronics–1.2%
Zebra Technologies Corp. (Class A)(b)	5,900	149,683

Office Services & Supplies–1.8%
Avery Dennison Corp.	6,900	221,697

Oil & Gas Equipment & Services–2.3%
Exterran Holdings, Inc.(b)	5,000	129,050

Superior Energy Services, Inc.(b)	8,400	156,828

		285,878

Oil & Gas Exploration & Production–1.8%
Pioneer Natural Resources Co.	3,900	231,855

Packaged Foods & Meats–2.3%
ConAgra Foods, Inc.	12,500	291,500

Pharmaceuticals–2.4%
Mylan, Inc.(b)	17,500	298,200

Property & Casualty Insurance–4.0%
Axis Capital Holdings Ltd.	6,200	184,264

Hanover Insurance Group, Inc.	7,359	320,117

		504,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco U.S. Small/Mid Cap Value Fund

	Shares	Value

Reinsurance–4.4%
Arch Capital Group Ltd. (Bermuda)(b)	3,400	$253,300

Reinsurance Group of America, Inc.	6,500	297,115

		550,415

Restaurants–2.9%
AFC Enterprises, Inc.(b)	9,600	87,360

Wendy’s/Arby’s Group, Inc. (Class A)	68,200	272,800

		360,160

Security & Alarm Services–1.0%
Brink’s Co. (The)	6,475	123,219

Software–1.8%
BMC Software, Inc.(b)	6,700	232,021

Specialized Finance–2.1%
Verisk Analytics, Inc. (Class A)(b)	8,700	260,130

Specialized REIT’s–3.3%
Plum Creek Timber Co., Inc.	5,600	193,368

Potlatch Corp.	6,200	221,526

		414,894

Systems Software–2.0%
Check Point Software Technologies Ltd. (Israel)(b)	8,500	250,580

Thrifts & Mortgage Finance–2.2%
TFS Financial Corp.	22,500	279,225

Wireless Telecommunication Services–1.2%
MetroPCS Communications, Inc.(b)	19,100	156,429

Total Common Stocks & Other Equity Interests (Cost $10,866,672)		12,029,569

Money Market Funds–3.6%
Liquid Assets Portfolio–Institutional Class(c)	225,578	225,578

Premier Portfolio–Institutional Class(c)	225,578	225,578

Total Money Market Funds (Cost $451,156)		451,156

TOTAL INVESTMENTS–99.6% (Cost $11,317,828)		12,480,725

Other Assets in Excess of Liabilities–0.4%		46,004

NET ASSETS–100.0%		$12,526,729

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of June 30, 2010

Information Technology	23.7%

Industrials	20.4

Financials	16.5

Consumer Discretionary	8.4

Health Care	8.1

Utilities	5.8

Consumer Staples	4.5

Energy	4.1

Materials	3.2

Telecommunication Services	1.3

Money Market Funds Plus Other Assets Less Liabilities	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco U.S. Small/Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $10,866,672)	$12,029,569

Investments in affiliated money market funds, at value and cost	451,156

Total investments, at value (Cost $11,317,828)	12,480,725

Receivables for:
Investments sold	126,555

Fund shares sold	3,083

Dividends	8,417

Other assets	7,912

Total assets	12,626,692

Liabilities:
Payables for:
Investments purchased	66,636

Fund shares reacquired	10

Accrued fees to affiliates	2,441

Accrued other operating expenses	30,876

Total liabilities	99,963

Net assets applicable to shares outstanding	$12,526,729

Net assets consist of:
Shares of beneficial interest	$17,761,664

Undistributed net investment income (loss)	(4,518)

Undistributed net realized gain (loss)	(6,393,314)

Unrealized appreciation	1,162,897

$12,526,729

Net Assets:
Class A	$75,193

Class B	$9,629

Class C	$9,629

Class Y	$12,432,278

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	10,050

Class B	1,287

Class C	1,287

Class Y	1,653,816

Class A:
Net asset value per share	$7.48

Class B:
Net asset value and offering price per share	$7.48

Class C:
Net asset value and offering price per share	$7.48

Class Y:
Net asset value and offering price per share	$7.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco U.S. Small/Mid Cap Value Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends	$116,043

Dividends from affiliated money market funds	99

Total investment income	116,142

Expenses:
Advisory fees	70,616

Administrative services fees	11,739

Custodian fees	3,319

Distribution fees:
Class A	115

Class B	8

Class C	9

Transfer agent fees — A, B, C and Y	5,129

Trustees’ and officers’ fees and benefits	959

Professional services fees	17,405

Other	11,835

Total expenses	121,134

Less: Fees waived	(547)

Net expenses	120,587

Net investment income (loss)	(4,445)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	2,459,439

Change in net unrealized appreciation (depreciation) of investment securities	(2,821,626)

Net realized and unrealized gain (loss)	(362,187)

Net increase (decrease) in net assets resulting from operations	$(366,632)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco U.S. Small/Mid Cap Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(4,445)	$31,978

Net realized gain (loss)	2,459,439	(4,239,134)

Change in net unrealized appreciation (depreciation)	(2,821,626)	9,794,594

Net increase (decrease) in net assets resulting from operations	(366,632)	5,587,438

Distributions to shareholders from net investment income–Class Y	—	(26,705)

Share transactions–net:
Class A	9,201	—

Class B	10,000	—

Class C	10,060	—

Class Y	(9,123,731)	(122,142)

Net increase (decrease) in net assets resulting from share transactions	(9,094,470)	(122,142)

Net increase (decrease) in net assets	(9,461,102)	5,438,591

Net assets:
Beginning of period	21,987,831	16,549,240

End of period (includes undistributed net investment income (loss)of $(4,518) and $(73), respectively)	$12,526,729	$21,987,831

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Small/Mid Cap Value Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley U.S. Small/Mid Cap Value Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Institutional Fund, Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”). Upon closing of the Reorganization, holders of the Acquired Fund’s Class P and I shares received Class A and Class Y shares, respectively, of the Fund. Information for the Acquired Fund’s — Class P and I shares prior to the Reorganization is included with Class A and Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek long-term capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

8        Invesco U.S. Small/Mid Cap Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid annually and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

9        Invesco U.S. Small/Mid Cap Value Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.67% of the Fund’s average daily net assets. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $63,877 to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.51%, 2.26%, 2.26%, and 1.26%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Broad of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management and the Adviser waived advisory fees of $547 and $0, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Prior to the Reorganization, the Acquired Fund paid an administration fee of $7,629 to MS Investment Management.
  Also, the Trust has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

10        Invesco U.S. Small/Mid Cap Value Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $5,063 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund.
  Prior to the Reorganization, the Acquired Fund paid distribution fees of $67 to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class P shares. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI did not retain any front-end sales commissions or CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$12,480,725	$—	$—	$12,480,725

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

11        Invesco U.S. Small/Mid Cap Value Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward

December 31, 2016	$1,751,000

December 31, 2017	6,495,000

Total capital loss carryforward	$8,246,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $6,773,653 and $15,510,627, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$895,276

Aggregate unrealized (depreciation) of investment securities	(338,932)

Net unrealized appreciation of investment securities	$556,344

Cost of investments for tax purposes is $11,924,381.

12        Invesco U.S. Small/Mid Cap Value Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	44,089	$357,987	—	$—

Class B(b)	1,287	10,000	—	—

Class C(b)	1,633	12,798	—	—

Class Y	418,254	3,442,602	196,480	1,231,148

Issued as reinvestment of dividends:
Class Y	—	—	1,020	7,800

Reacquired:
Class A	(44,039)	(348,786)	—	—

Class C(b)	(346)	(2,738)	—	—

Class Y	(1,564,863)	(12,566,333)	(210,469)	(1,361,090)

Net increase (decrease) in share activity	(1,143,985)	$(9,094,470)	(12,969)	$(122,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

13        Invesco U.S. Small/Mid Cap Value Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
												to average		to average
												net assets		net				Ratio of
			Net gains									with fee		assets without		Ratio of net		Rebate from
	Net asset	Net	(losses) on		Dividends		Distributions				Net assets,	waivers		fee waivers		investment		Morgan Stanley
	value,	investment	securities (both	Total from	from net		from net		Net asset		end of	and/or		and/or		income (loss)		Affiliates
	beginning	income	realized and	investment	investment		realized	Total	value, end	Total	period	expenses		expenses		to average		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income		gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		net assets		turnover(c)

Class A
Six months ended 06/30/10	$7.80	$(0.01)	$(0.31)	$(0.32)	$—		$—	$—	$7.48	(4.10)%	$75	1.39	%(d)	1.40	%(d)	(0.29	)%(d)	—		35%
Year ended 12/31/09	5.84	0.00 (e)	1.96	1.96	—		—	—	7.80	33.39	78	1.50	(f)	1.50	(f)	(0.07	)(f)	0.01		54
Year ended 12/31/08	9.47	(0.02)	(3.60)	(3.62)	—		(0.01)	(0.01)	5.84	(38.21)	58	1.42	(f)	1.42	(f)	(0.24	)(f)	0.01		69
Year ended 12/31/07(g)	10.00	0.00 (e)	(0.52)	(0.52)	—		(0.01)	(0.01)	9.47	(5.31)	95	1.55	(f))h)	1.55		(0.16	)(f)(h)	0.00	(h)(i)	38

Class B
Six months ended 06/30/10(g)	7.77	(0.01)	(0.28)	(0.29)	—		—	—	7.48	(3.73)	10	2.26	(d)	2.26	(d)	(1.16	)(d)	—		35

Class C
Six months ended 06/30/10(g)	7.77	(0.01)	(0.28)	(0.29)	—		—	—	7.48	(3.73)	10	2.26	(d)	2.26	(d)	(1.16	)(d)	—		35

Class Y
Six months ended 06/30/10	7.82	(0.00)	(0.30)	(0.30)	—		—	—	7.52	(3.84)	12,432	1.14	(d)	1.15	(d)	(0.04	)(d)	—		35
Year ended 12/31/09	5.86	0.01	1.96	1.97	(0.01)		—	(0.01)	7.82	33.61	21,910	1.25	(f)	1.25	(f)	0.18	(f)	0.01		54
Year ended 12/31/08	9.47	0.00 (e)	(3.60)	(3.60)	(0.00	)(e)	(0.01)	(0.01)	5.86	(38.03)	16,492	1.17	(f)	1.17	(f)	0.02	(f)	0.01		69
Year ended 12/31/07(g)	10.00	0.00 (e)	(0.52)	(0.52)	—		(0.01)	(0.01)	9.47	(5.21)	20,112	1.30	(f)(h)	1.30		0.09	(f)(h)	0.00	(h)(i)	38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $93, $2, $2 and $21,158 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Amount is less than $0.005 per share.
(f)	Ratios reflect the rebate of certain Fund expense in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios was less that 0.005% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(g)	Commencement date of September 27, 2007 for Class A and Class Y and June 1, 2010 for Class B and Class C shares.
(h)	Annualized.
(i)	Amount is less than 0.005%.

NOTE 10—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

14        Invesco U.S. Small/Mid Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of Class B and Class C shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010. The actual ending account value and expenses of Class B and Class C shares in the example below are based on an investment of $1,000 invested as of close of business June 1, 2010 (the date the share classes commenced operations) and held through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for the Class B and Class C shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class B and Class C shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
A	$1,000.00	$961.50	$6.76	$1,017.90	$6.95	1.39%

B	1,000.00	963.50	1.82	1,013.59	11.28	2.26

C	1,000.00	963.00	1.82	1,013.59	11.28	2.26

Y	1,000.00	961.60	5.54	1,019.14	5.71	1.14

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010 (as of close of business June 1, 2010 through June 30, 2010 for the Class B and Class C shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class B and Class C shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010 through June 30, 2010)/365. Because Class B and Class C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class B, Class C, and Class Y shares to 1.51%, 2.26%, 2.26%, and 1.26%, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.51%, 2.26%, 2.26% and 1.26% for Class A, Class B, Class C, and Class Y shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.34, $1.82, $1.82 and $6.13 for the Class A, Class B, Class C and Class Y shares, respectively.
[4]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class B and Class C shares of the Fund and other funds because such data is based on a full six month period.
The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.55, 11.28, 11.28 and $6.31 for the Class A, Class B, Class C and Class Y shares, respectively.

15        Invesco U.S. Small/Mid Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco U.S. Small/Mid Cap Value Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco

16        Invesco U.S. Small/Mid Cap Value Fund

Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17        Invesco U.S. Small/Mid Cap Value Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Institutional Fund Trust — U.S. Small/Mid Cap Value Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	2,634,660	0	688	0

18        Invesco U.S. Small/Mid Cap Value Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-USSMCV-SAR-1 Invesco Distributors, Inc.

Invesco Van Kampen Comstock Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.10%
Class B Shares	-6.10
Class C Shares	-6.38
Class R Shares	-6.21
Class Y Shares	-5.98
Institutional Class Shares	-6.11
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 1000 Value Index▼ (Style-Specific Index)	-5.12

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.29%
10 Years	3.17
5 Years	-2.47
1 Year	11.18

Class B Shares
Inception (10/19/92)	8.32%
10 Years	3.18
5 Years	-2.02
1 Year	12.60

Class C Shares
Inception (10/26/93)	7.60%
10 Years	2.98
5 Years	-2.10
1 Year	15.70

Class R Shares
Inception (10/1/02)	5.49%
5 Years	-1.62
1 Year	17.30

Class Y Shares
Inception (10/29/04)	0.27%
5 Years	-1.13
1 Year	17.80

Institutional Class Shares
10 Years	3.76%
5 Years	-1.36
1 Year	17.59
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Institutional Class shares performance shown prior to the inception date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.89%, 1.64%, 1.64%, 1.14%, 0.64% and 0.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2      Invesco Van Kampen Comstock Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3      Invesco Van Kampen Comstock Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Number of
	Shares	Value

Common Stocks–98.7%
Aerospace & Defense–0.9%
Honeywell International, Inc.	1,801,100	$70,296,933

Aluminum–0.7%
Alcoa, Inc.	4,886,504	49,158,230

Asset Management & Custody Banks–2.2%
Bank of New York Mellon Corp.	5,530,728	136,553,674

State Street Corp.	835,300	28,249,846

		164,803,520

Broadcasting & Cable TV–4.5%
Comcast Corp., Class A	19,384,854	336,714,914

Broadcasting–Diversified–2.5%
DIRECTV, Class A(a)	2,178,212	73,884,951

Time Warner Cable, Inc.	2,178,840	113,473,987

		187,358,938

Communications Equipment–1.0%
Cisco Systems, Inc.(a)	3,322,900	70,810,999

Computer Hardware–1.8%
Dell, Inc.(a)	4,140,975	49,940,158

Hewlett-Packard Co.	1,846,542	79,918,338

		129,858,496

Data Processing & Outsourced Services–0.3%
Western Union Co.	1,406,700	20,973,897

Department Stores–0.8%
J.C. Penney Co., Inc.	1,917,100	41,179,308

Macy’s, Inc.	1,188,756	21,278,732

		62,458,040

Diversified Banks–1.9%
U.S. Bancorp	2,309,100	51,608,385

Wells Fargo & Co.	3,414,200	87,403,520

		139,011,905

Diversified Chemicals–0.6%
Du Pont (E.I.) de Nemours & Co.	1,181,739	40,876,352

Drug Retail–1.1%
CVS Caremark Corp.	2,811,000	82,418,520

Electric Utilities–0.5%
American Electric Power Co., Inc.	1,094,600	35,355,580

Electrical Components & Equipment–0.8%
Emerson Electric Co.	1,275,200	55,713,488

Electronic Equipment Manufacturers–0.2%
Cognex Corp.	889,015	15,628,884

General Merchandise Stores–0.4%
Target Corp.	648,300	31,876,911

Health Care Distributors–1.6%
Cardinal Health, Inc.	3,560,535	119,669,581

Health Care Equipment–0.3%
Boston Scientific Corp(a)	4,370,200	25,347,160

Home Improvement Retail–1.6%
Home Depot, Inc.	2,006,000	56,308,420

Lowe’s Cos., Inc.	3,219,000	65,731,980

		122,040,400

Household Products–0.5%
Procter & Gamble Co.	577,200	34,620,456

Hypermarkets & Super Centers–2.1%
Wal-Mart Stores, Inc.	3,212,378	153,265,138

Industrial Conglomerates–2.8%
General Electric Co.	6,402,800	92,328,376

Textron, Inc.	446,212	7,667,553

Tyco International Ltd. (Switzerland)	2,993,000	105,443,390

		205,439,319

Industrial Machinery–1.1%
Ingersoll-Rand PLC (Ireland)	2,305,300	79,509,797

Integrated Oil & Gas–5.9%
BP PLC–ADR (United Kingdom)	1,133,900	32,747,032

Chevron Corp.	2,013,300	136,622,538

ConocoPhillips	2,289,800	112,406,282

Royal Dutch Shell PLC–ADR (United Kingdom)	2,134,279	107,183,491

Total SA–ADR (France)	1,006,800	44,943,552

		433,902,895

Integrated Telecommunication Services–3.8%
AT&T, Inc.	4,955,650	119,877,174

Verizon Communications, Inc.	5,894,400	165,161,088

		285,038,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Comstock Fund

	Number of
	Shares	Value

Internet Software & Services–3.9%
eBay, Inc.(a)	9,737,700	$190,956,297

Yahoo!, Inc.(a)	7,285,636	100,760,346

		291,716,643

Investment Banking & Brokerage–0.9%
Goldman Sachs Group, Inc.	519,000	68,129,130

IT Consulting & Other Services–0.6%
Accenture PLC, Class A (Ireland)	1,089,700	42,116,905

Life & Health Insurance–3.0%
Aflac, Inc.	795,300	33,935,451

MetLife, Inc.	2,691,900	101,646,144

Torchmark Corp.	1,709,947	84,659,476

		220,241,071

Managed Health Care–1.8%
UnitedHealth Group, Inc.	3,020,866	85,792,594

WellPoint, Inc.(a)	976,700	47,789,931

		133,582,525

Movies & Entertainment–6.8%
News Corp., Class B	6,658,600	92,221,610

Time Warner, Inc.	4,420,200	127,787,982

Viacom, Inc., Class B	9,164,000	287,474,680

		507,484,272

Multi-Utilities–0.3%
Sempra Energy	509,800	23,853,542

Oil & Gas Drilling–0.4%
Noble Corp. (Switzerland)(a)	873,381	26,996,207

Oil & Gas Equipment & Services–1.6%
Halliburton Co.	4,858,900	119,285,995

Oil & Gas Exploration & Production–0.3%
Anadarko Petroleum Corp.	613,000	22,123,170

Other Diversified Financial Services–6.3%
Bank of America Corp.	12,513,465	179,818,492

Citigroup, Inc.(a)	20,109,700	75,612,472

JPMorgan Chase & Co.	5,815,500	212,905,455

		468,336,419

Packaged Foods & Meats–4.2%
Kraft Foods, Inc., Class A	6,751,064	189,029,792

Unilever NV (Netherlands)	4,397,463	120,138,689

		309,168,481

Paper Products–2.8%
International Paper Co.	9,006,360	203,813,927

Personal Products–0.5%
Avon Products, Inc.	1,470,037	38,955,981

Pharmaceuticals–9.6%
Abbott Laboratories	1,251,895	58,563,648

Bristol-Myers Squibb Co.	8,247,049	205,681,402

Eli Lilly & Co.	888,083	29,750,780

GlaxoSmithKline PLC–ADR (United Kingdom)	1,020,400	34,703,804

Merck & Co., Inc.	4,357,682	152,388,140

Pfizer, Inc.	12,602,772	179,715,529

Roche Holdings AG–ADR (Switzerland)	1,457,516	50,381,518

		711,184,821

Property & Casualty Insurance–8.5%
Berkshire Hathaway, Inc., Class A(a)	683	81,960,000

Berkshire Hathaway, Inc., Class B(a)	53,400	4,255,446

Chubb Corp.	6,964,805	348,309,898

Travelers Cos., Inc.	3,985,800	196,300,650

		630,825,994

Regional Banks–1.3%
PNC Financial Services Group, Inc.	1,765,400	99,745,100

Semiconductor Equipment–0.3%
KLA-Tencor Corp.	799,197	22,281,612

Semiconductors–1.4%
Intel Corp.	5,515,092	107,268,540

Soft Drinks–1.6%
Coca-Cola Co.	1,876,200	94,035,144

PepsiCo, Inc.	408,800	24,916,360

		118,951,504

Systems Software–0.3%
Microsoft Corp.	1,077,200	24,786,372

Tobacco–1.5%
Altria Group, Inc.	2,461,738	49,333,230

Philip Morris International, Inc.	1,366,032	62,618,907

		111,952,137

Wireless Telecommunication Services–0.9%
Vodafone Group PLC–ADR (United Kingdom)	3,110,500	64,294,035

Total Common Stocks–98.7% (Cost $8,310,447,130)		7,319,242,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Comstock Fund

	Number of
	Shares	Value

Money Market Funds–0.6%
Liquid Assets Portfolio–Institutional Class(b)	20,680,388	$20,680,388

Premier Portfolio–Institutional Class(b)	20,680,388	20,680,388

Total Money Market Funds–0.6% (Cost $41,360,776)		41,360,776

TOTAL INVESTMENTS—99.3% (Cost $8,351,807,906)		7,360,603,774

OTHER ASSETS IN EXCESS OF LIABILITIES–0.7%		52,850,193

NET ASSETS–100.0%		$7,413,453,967

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

Financials	24.2%

Consumer Discretionary	16.8

Health Care	13.3

Consumer Staples	11.5

Information Technology	9.8

Energy	8.1

Industrials	5.5

Telecommunication Services	4.7

Materials	4.0

Utilities	0.8

Money Market Funds Plus Other Assets Less Liabilities	1.3

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$7,310,222,256	$50,381,518	$—	$7,360,603,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Comstock Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $8,310,447,130)	$7,319,242,998

Investments in affiliated money market funds, at value and cost	41,360,776

Receivables:
Fund shares sold	229,520,689

Investments sold	100,413,792

Dividends	20,532,685

Other	8,448

Total assets	7,711,079,388

Liabilities:
Payables:
Fund shares repurchased	242,706,549

Investments purchased	48,634,457

Distributor and affiliates	2,996,151

Accrued expenses	3,288,264

Total liabilities	297,625,421

Net assets	$7,413,453,967

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,570,249,358

Accumulated undistributed net investment income	8,392,647

Net unrealized depreciation	(991,204,132)

Accumulated net realized loss	(2,173,983,906)

Net assets	$7,413,453,967

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,032,518,316 and 391,115,072 shares of beneficial interest issued and outstanding)	$12.87

Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.62

Class B Shares:
Net asset value and offering price per share (based on net assets of $533,921,438 and 41,494,805 shares of beneficial interest issued and outstanding)	$12.87

Class C Shares:
Net asset value and offering price per share (based on net assets of $457,564,815 and 35,538,073 shares of beneficial interest issued and outstanding)	$12.88

Class R Shares:
Net asset value and offering price per share (based on net assets of $154,925,673 and 12,038,105 shares of beneficial interest issued and outstanding)	$12.87

Class Y Shares:
Net asset value and offering price per share (based on net assets of $1,119,674,427 and 87,032,329 shares of beneficial interest issued and outstanding)	$12.87

Institutional Class Shares:
Net asset value and offering price per share (based on net assets of $114,849,298 and 8,930,589 shares of beneficial interest issued and outstanding)	$12.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Comstock Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $531,032)	$96,450,760

Interest	71,103

Total income	96,521,863

Expenses:
Investment advisory fee	15,882,073

Distribution (12b-1) and Service Fees
Class A	7,007,815

Class B	842,466

Class C	2,591,068

Class R	416,983

Transfer agent fees — A, B, C, R and Y	7,547,392

Reports to shareholders	932,489

Accounting and administrative expenses	518,373

Custody	143,732

Professional fees	135,152

Trustees’ fees and related expenses	117,865

Registration fees	82,399

Other	137,410

Total expenses	36,355,217

Net investment income	$60,166,646

Realized and unrealized gain/loss:
Net realized gain	$54,682,770

Unrealized Appreciation/depreciation:
Beginning of the period	(404,920,858)

End of the period	(991,204,132)

Net unrealized depreciation during the period	(586,283,274)

Net realized and unrealized loss	$(531,600,504)

Net decrease in net assets from operations	$(471,433,858)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Comstock Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$60,166,646	$122,428,514

Net realized gain/loss	54,682,770	(401,194,265)

Net unrealized appreciation/depreciation during the period	(586,283,274)	2,184,567,155

Change in net assets from operations	(471,433,858)	1,905,801,404

Distributions from net investment income:
Class A	(41,518,818)	(83,442,463)

Class B	(4,811,737)	(12,344,084)

Class C	(1,915,187)	(4,125,698)

Class R	(1,033,034)	(1,802,836)

Class Y	(11,121,595)	(16,042,251)

Institutional Class	(46)	-0-

Total distributions	(60,400,417)	(117,757,332)

Net change in net assets from investment activities	(531,834,275)	1,788,044,072

From capital transactions:
Proceeds from shares sold	793,997,849	1,231,582,190

Net asset value of shares issued through dividend reinvestment	56,580,060	107,763,185

Cost of shares repurchased	(1,305,402,523)	(3,003,903,978)

Net change in net assets from capital transactions	(454,824,614)	(1,664,558,603)

Total increase/decrease in net assets	(986,658,889)	123,485,469

Net assets:
Beginning of the period	8,400,112,856	8,276,627,387

End of the period (including accumulated undistributed net investment income of $8,392,647 and $8,626,418, respectively)	$7,413,453,967	$8,400,112,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Comstock Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$13.81		$10.85	$17.48	$19.26	$17.81	$18.51

Net investment income(a)	0.10		0.19	0.32	0.36	0.35	0.32

Net realized and unrealized gain/loss	(0.94)		2.95	(6.48)	(0.69)	2.43	0.46

Total from investment operations	(0.84)		3.14	(6.16)	(0.33)	2.78	0.78

Less:
Distributions from net investment income	0.10		0.18	0.32	0.37	0.38	0.32

Distributions from net realized gain	-0-		-0-	0.15	1.08	0.95	1.16

Total distributions	0.10		0.18	0.47	1.45	1.33	1.48

Net asset value, end of the period	$12.87		$13.81	$10.85	$17.48	$19.26	$17.81

Total return(b)	(6.10	)%*	29.45%	(35.89)%	(1.89)%	16.06%	4.19%

Net assets at end of the period (in millions)	$5,032.5		$5,759.4	$5,798.8	$12,091.9	$13,686.1	$12,041.1

Ratio of expenses to average net assets	0.87	%(c)	0.89%	0.84%	0.78%	0.80%	0.80%

Ratio of net investment income to average net assets	1.48	%(c)	1.63%	2.16%	1.82%	1.92%	1.77%

Portfolio turnover	8	%*	14%	19%	22%	26%	30%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). For shares purchased prior to June 1, 2010, the maximum sales charge was 5.75%. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $5,666,312.
*	Non-Annualized

	Class B Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007		2006	2005

Net asset value, beginning of the period	$13.81		$10.85		$17.49		$19.26		$17.81	$18.52

Net investment income(a)	0.10		0.19		0.32		0.23		0.21	0.18

Net realized and unrealized gain/loss	(0.94)		2.95		(6.49)		(0.68)		2.43	0.46

Total from investment operations	(0.84)		3.14		(6.17)		(0.45)		2.64	0.64

Less:
Distributions from net investment income	0.10		0.18		0.32		0.24		0.24	0.19

Distributions from net realized gain	-0-		-0-		0.15		1.08		0.95	1.16

Total distributions	0.10		0.18		0.47		1.32		1.19	1.35

Net asset value, end of the period	$12.87		$13.81		$10.85		$17.49		$19.26	$17.81

Total return(b)	(6.10	)%(c)*	29.45	%(c)	(35.93	)%(c)	(2.46	)%(c)	15.21%	3.37%

Net assets at end of the period (in millions)	$533.9		$756.5		$906.3		$1,991.6		$2,518.3	$2,581.5

Ratio of expenses to average net assets	0.87	%(c)(d)	0.89	%(c)	0.84	%(c)	1.41	%(c)	1.55%	1.56%

Ratio of net investment income to average net assets	1.45	%(c)(d)	1.64	%(c)	2.16	%(c)	1.19	%(c)	1.17%	1.01%

Portfolio turnover	8	%*	14%		19%		22%		26%	30%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(d)	Ratios are based on average daily net assets (000’s omitted) of $679,558.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Comstock Fund

Financial Highlights—(continued)

Unaudited

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class C Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$13.81		$10.86	$17.49	$19.27	$17.82	$18.53

Net investment income(a)	0.05		0.10	0.21	0.21	0.21	0.18

Net realized and unrealized gain/loss	(0.93)		2.94	(6.48)	(0.69)	2.43	0.46

Total from investment operations	(0.88)		3.04	(6.27)	(0.48)	2.64	0.64

Less:
Distributions from net investment income	0.05		0.09	0.21	0.22	0.24	0.19

Distributions from net realized gain	-0-		-0-	0.15	1.08	0.95	1.16

Total distributions	0.05		0.09	0.36	1.30	1.19	1.35

Net asset value, end of the period	$12.88		$13.81	$10.86	$17.49	$19.27	$17.82

Total return(b)	(6.38	)%*	28.37%	(36.35)%	(2.63)%	15.20%	3.37%

Net assets at end of the period (in millions)	$457.6		$538.0	$544.6	$1,243.1	$1,495.8	$1,453.0

Ratio of expenses to average net assets	1.62	%(c)	1.64%	1.59%	1.53%	1.55%	1.56%

Ratio of net investment income to average net assets	0.72	%(c)	0.87%	1.41%	1.07%	1.17%	1.01%

Portfolio turnover	8	%*	14%	19%	22%	26%	30%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $522,508.
*	Non-Annualized

	Class R Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$13.81		$10.85	$17.49	$19.26	$17.81	$18.52

Net investment income(a)	0.09		0.15	0.28	0.31	0.30	0.28

Net realized and unrealized gain/loss	(0.94)		2.96	(6.49)	(0.68)	2.43	0.45

Total from investment operations	(0.85)		3.11	(6.21)	(0.37)	2.73	0.73

Less:
Distributions from net investment income	0.09		0.15	0.28	0.32	0.33	0.28

Distributions from net realized gain	-0-		-0-	0.15	1.08	0.95	1.16

Total distributions	0.09		0.15	0.43	1.40	1.28	1.44

Net asset value, end of the period	$12.87		$13.81	$10.85	$17.49	$19.26	$17.81

Total return(b)	(6.21	)%*	29.13%	(36.09)%	(2.09)%	15.78%	3.88%

Net assets at end of the period (in millions)	$154.9		$165.0	$130.7	$296.2	$274.3	$213.9

Ratio of expenses to average net assets	1.12	%(c)	1.14%	1.09%	1.03%	1.05%	1.06%

Ratio of net investment income to average net assets	1.23	%(c)	1.35%	1.91%	1.56%	1.67%	1.51%

Portfolio turnover	8	%*	14%	19%	22%	26%	30%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $168,175.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Comstock Fund

Financial Highlights—(continued)

Unaudited

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class Y Sharesˆ
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$13.80		$10.85	$17.48	$19.25	$17.80	$18.51

Net investment income(a)	0.12		0.21	0.35	0.40	0.40	0.35

Net realized and unrealized gain/loss	(0.93)		2.95	(6.48)	(0.68)	2.43	0.47

Total from investment operations	(0.81)		3.16	(6.13)	(0.28)	2.83	0.82

Less:
Distributions from net investment income	0.12		0.21	0.35	0.41	0.43	0.37

Distributions from net realized gain	-0-		-0-	0.15	1.08	0.95	1.16

Total distributions	0.12		0.21	0.50	1.49	1.38	1.53

Net asset value, end of the period	$12.87		$13.80	$10.85	$17.48	$19.25	$17.80

Total return(b)	(5.98	)%*	29.67%	(35.73)%	(1.59)%	16.36%	4.39%

Net assets at end of the period (in millions)	$1,119.7		$1,181.2	$896.2	$1,857.4	$1,858.2	$1,304.1

Ratio of expenses to average net assets	0.62	%(c)	0.64%	0.59%	0.53%	0.55%	0.56%

Ratio of net investment income to average net assets	1.74	%(c)	1.85%	2.41%	2.07%	2.16%	1.99%

Portfolio turnover	8	%*	14%	19%	22%	26%	30%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestments of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,270,486.
*	Non-Annualized
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

	Institution Class
	June 1, 2010
	(Commencement of
	operations) to
	June 30,
	2010

Net asset value, beginning of the period	$13.33

Net investment income(a)	0.03

Net realized and unrealized loss	(0.44)

Total from investment operations	(0.41)

Less distributions from net investment income	0.06

Net asset value, end of the period	$12.86

Total return(b)	(3.08	)%*

Net assets at end of the period (in millions)	$114.8

Ratio of expenses to average net assets	0.44	%(c)

Ratio of net investment income to average net assets	2.76	%(c)

Portfolio turnover(d)	8%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Comstock Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Comstock Fund (the “Fund”), is organized as a series of the AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds, (the “Trust”), a Delaware statutory trust and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Comstock Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, and Class R shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares throughout this report. Institutional Class shares commenced operations on the Reorganization Date.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

13        Invesco Van Kampen Comstock Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investment still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
F.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

14        Invesco Van Kampen Comstock Fund

The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $2,212,430,401, which will expire as follows:

Amount	Expiration

$679,152	December 31, 2010

996,597,789	December 31, 2016

1,215,153,460	December 31, 2017

Cost of investment on a tax basis includes the adjustments for financial reporting purpose as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$545,425,958

Aggregate unrealized (depreciation) of investment securities	(1,552,866,363)

Net unrealized (depreciation) of investment securities	$(1,007,440,405)

Cost of investments for tax purposes is $8,368,044,179.

G.	Distribution of Income and Gains — The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended December 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$117,757,332

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,956,556

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays and advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.50%

Next $1 billion	0.45%

Next $1 billion	0.40%

Over $3 billion	0.35%

  Prior to the Reorganization, the Acquired Fund paid $13,402,063 in advisory fees to Van Kampen Asset Management based on the annual rate above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, though at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A shares to 0.89%, Class B shares to 1.64%, Class C shares to 1.64%, Class R shares to 1.14%, Class Y shares to 0.64% and Institutional Class Shares to 0.64% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses under this limitation.

15        Invesco Van Kampen Comstock Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $210,524 to Van Kampen Investment Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement, for the period ended June 30, 2010, IIS was paid $1,027,842 for providing such services. Prior to the Reorganization, the Acquired Fund paid $2,461,505 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $115,526 representing legal services provided by Skadden, Arps, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to 0.50% of Class R average net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B, Class C and Class R shares. Pursuant to such agreements, the Acquired Fund paid $9,180,231 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $29,241 in front-end sales commissions from the sale of Class A shares and $50, $59,929 and $699 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A shares of $342,102 and CDSC on redeemed shares of $312,132.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquiring Fund, totaling $29,828.

16        Invesco Van Kampen Comstock Fund

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the six months ended		For the year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	24,090,567	$338,911,013	61,510,004	$684,800,360

Class B	1,111,173	15,662,992	2,993,009	33,232,056

Class C	797,782	11,293,324	1,831,727	20,283,993

Class R	1,875,358	26,403,713	4,531,964	50,485,503

Class Y	20,491,008	286,879,124	37,910,001	442,780,278

Institutional Class	8,930,583	114,847,683	-0-	-0-

Total Sales	57,296,471	$793,997,849	108,776,705	$1,231,582,190

Dividend Reinvestment:
Class A	2,882,399	$39,364,753	7,445,626	$77,540,378

Class B	337,661	4,622,708	1,139,540	11,741,307

Class C	116,105	1,587,598	352,065	3,397,162

Class R	72,797	993,842	165,122	1,708,243

Class Y	736,040	10,011,113	1,243,573	13,376,095

Institutional Class	6	46	-0-	-0-

Total Dividend Reinvestment	4,145,008	$56,580,060	10,345,926	$107,763,185

Repurchases:
Class A	(53,037,148)	$(744,649,394)	(186,229,198)	$(2,045,085,117)

Class B	(14,749,431)	(207,245,583)	(32,865,076)	(373,543,920)

Class C	(4,326,782)	(60,803,380)	(13,397,358)	(146,716,830)

Class R	(1,856,082)	(25,949,305)	(4,799,001)	(54,073,338)

Class Y	(19,765,564)	(266,754,861)	(36,198,827)	(384,484,773)

Institutional Class	-0-	-0-	-0-	-0-

Total Repurchases	(93,735,007)	$(1,305,402,523)	(273,489,460)	$(3,003,903,978)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 2% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and money market funds, were $640,375,434 and $895,515,516, respectively.

NOTE 5—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 6—Cash Balance

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

17        Invesco Van Kampen Comstock Fund

NOTE 7—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

18        Invesco Van Kampen Comstock Fund

Calculating your ongoing Fund expenses

Expense example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and contingent deferred sales charges on redemptions of Class B and Class C shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10-6/30/10.

Actual expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Class	01/01/10	06/30/10	Period*	06/30/10	Period*
A	$1,000.00	$939.04	$4.18	1,020.48	4.36

B	1,000.00	939.04	4.18	1,020.48	4.36

C	1,000.00	936.22	7.78	1,016.76	8.10

R	1,000.00	937.85	5.38	1,019.24	5.61

Y	1,000.00	940.18	2.98	1,021.72	3.11

Institutional	1,000.00	969.25	0.34	1,022.62	2.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, 0.87%, 1.62%, 1.12%, 0.62%, and 0.44% for Class A, B, C, R, Y and Institutional shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Institutional Class share’s “Actual” information, which reflects the period from Commencement of Operations through June 30, 2010.. The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.
Assumes all dividends and distributions were reinvested.

19        Invesco Van Kampen Comstock Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Comstock Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C. Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E. Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be

20        Invesco Van Kampen Comstock Fund

provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Van Kampen Comstock Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Comstock Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	329,595,794	13,518,486	32,091,314	0

22        Invesco Van Kampen Comstock Fund

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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-COM-SAR-1             Invesco Distributors, Inc.

Invesco Van Kampen Enterprise Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
20	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.19%
Class B Shares	-4.64
Class C Shares	-4.59
Class Y Shares	-4.10
Russell 1000 Growth Index▼ (Broad Market/Style-Specific Index)	-7.65

▼	Lipper Inc.
The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/7/54)	10.46%
10 Years	-4.60
5 Years	1.45
1 Year	18.42

Class B Shares
Inception (12/20/91)	5.91%
10 Years	-4.65
5 Years	1.47
1 Year	19.40

Class C Shares
Inception (7/20/93)	4.71%
10 Years	-4.79
5 Years	1.81
1 Year	23.30

Class Y Shares
Inception (8/12/05)	2.31%
1 Year	25.74
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Enterprise Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Enterprise Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.17%, 1.92%, 1.92% and 0.92%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.19%, 1.94%, 1.94% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2          Invesco Van Kampen Enterprise Fund

Letters to Shareholders
 Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
 Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

3          Invesco Van Kampen Enterprise Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–93.2%
Aerospace & Defense–2.1%
Goodrich Corp.	239,964	$15,897,615

Air Freight & Logistics–2.2%
C.H. Robinson Worldwide, Inc.	144,702	8,054,113

Expeditors International of Washington, Inc.	258,725	8,928,600

		16,982,713

Airlines–0.5%
Continental Airlines, Inc., Class B(a)	172,435	3,793,570

Apparel Retail–1.2%
Limited Brands, Inc.	238,875	5,271,971

Ross Stores, Inc.	69,018	3,677,969

		8,949,940

Application Software–2.0%
Adobe Systems, Inc.(a)	11,733	310,103

Salesforce.com, Inc.(a)	179,488	15,403,660

		15,713,763

Biotechnology–0.3%
Illumina, Inc.(a)	54,664	2,379,524

Broadcasting & Cable TV–2.1%
Comcast Corp., Class A	930,657	16,165,512

Broadcasting–Diversified–0.7%
Time Warner Cable, Inc.	95,689	4,983,483

Casinos & Gaming–3.7%
Las Vegas Sands Corp.(a)	465,416	10,304,310

Wynn Resorts Ltd.	242,314	18,481,289

		28,785,599

Communications Equipment–1.0%
Cisco Systems, Inc.(a)	370,669	7,898,956

Computer Hardware–9.1%
Apple, Inc.(a)	215,810	54,282,689

IBM Corp.	129,364	15,973,867

		70,256,556

Computer Storage & Peripherals–2.6%
EMC Corp.(a)	1,111,129	20,333,661

Construction Materials–1.2%
Cemex SAB de CV–ADR (Mexico)(a)	752,516	7,276,829

Martin Marietta Materials, Inc.	26,034	2,207,944

		9,484,773

Consumer Finance–3.0%
American Express Co.	578,089	22,950,133

Data Processing & Outsourced Services–3.1%
MasterCard, Inc., Class A	82,780	16,517,093

Visa, Inc., Class A	107,257	7,588,433

		24,105,526

Department Stores–0.6%
Sears Holdings Corp.(a)	69,349	4,483,413

Diversified Commercial & Professional Services–0.1%
Corporate Executive Board Co.	26,874	705,980

Electrical Components & Equipment–0.8%
Cooper Industries PLC (Ireland)	132,107	5,812,708

First Solar, Inc.(a)	5,356	609,673

		6,422,381

Fertilizers & Agricultural Chemicals–1.3%
Monsanto Co.	210,863	9,746,088

Gas Utilities–1.0%
Questar Corp.	172,702	7,856,214

General Merchandise Stores–0.7%
Dollar Tree, Inc.(a)	127,185	5,294,712

Gold–3.5%
Barrick Gold Corp. (Canada)	266,211	12,088,641

Newmont Mining Corp.	237,324	14,652,384

		26,741,025

Health Care Distributors–3.2%
AmerisourceBergen Corp.	333,229	10,580,021

Cardinal Health, Inc.	204,508	6,873,514

McKesson Corp.	101,356	6,807,069

		24,260,604

Health Care Equipment–3.7%
Edwards Lifesciences Corp.(a)	92,525	5,183,250

Hospira, Inc.(a)	140,293	8,059,833

Intuitive Surgical, Inc.(a)	48,737	15,382,372

		28,625,455

Health Care Services–1.4%
Express Scripts, Inc.(a)	233,124	10,961,490

Human Resource & Employment Services–0.3%
Monster Worldwide, Inc.(a)	225,774	2,630,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Enterprise Fund

	Shares	Value

Industrial Machinery–1.6%
Ingersoll-Rand PLC (Ireland)	346,204	$11,940,576

Integrated Oil & Gas–2.0%
Occidental Petroleum Corp.	201,208	15,523,197

Internet Retail–3.0%
Amazon.com, Inc.(a)	209,260	22,863,748

Internet Software & Services–5.2%
Baidu, Inc.–ADR (Cayman Islands)(a)	214,930	14,632,434

eBay, Inc.(a)	165,623	3,247,867

Google, Inc., Class A(a)	50,402	22,426,370

		40,306,671

IT Consulting & Other Services–0.9%
Cognizant Technology Solutions Corp., Class A(a)	137,290	6,872,737

Life Sciences Tools & Services–1.8%
Thermo Fisher Scientific, Inc.(a)	274,587	13,468,492

Multi-Sector Holdings–0.2%
Leucadia National Corp.(a)	71,195	1,389,014

Oil & Gas Exploration & Production–1.6%
Range Resources Corp.	119,205	4,786,081

Ultra Petroleum Corp. (Canada)(a)	175,429	7,762,733

		12,548,814

Packaged Foods & Meats–2.0%
General Mills, Inc.	440,405	15,643,186

Personal Products–0.4%
Estee Lauder Cos., Inc., Class A	57,597	3,209,881

Pharmaceuticals–3.1%
Allergan, Inc.	136,096	7,928,953

Mead Johnson Nutrition Co.	311,968	15,635,836

		23,564,789

Property & Casualty Insurance–3.1%
Berkshire Hathaway, Inc., Class B(a)	301,150	23,998,644

Publishing–0.5%
McGraw-Hill Cos., Inc.	137,454	3,867,956

Railroads–2.2%
Union Pacific Corp.	248,751	17,290,682

Restaurants–3.8%
McDonald’s Corp.	182,936	12,049,995

Starbucks Corp.	709,921	17,251,080

		29,301,075

Semiconductors–2.0%
Broadcom Corp., Class A	238,883	7,875,972

Xilinx, Inc.	295,287	7,458,950

		15,334,922

Soft Drinks–3.3%
Dr. Pepper Snapple Group, Inc.	674,517	25,220,191

Specialized Finance–1.3%
CME Group, Inc.	34,353	9,672,087

Systems Software–1.4%
Rovi Corp.(a)	133,808	5,072,661

VMware, Inc., Class A(a)	94,277	5,900,798

		10,973,459

Wireless Telecommunication Services–2.4%
America Movil SAB de CV, Ser L–ADR (Mexico)	240,842	11,439,995

American Tower Corp., Class A(a)	166,132	7,392,874

		18,832,869

Total Common Stocks–93.2%		718,231,943

Investment Companies–4.7%
iShares Russell 1000 Growth Index Fund	499,789	22,910,328

PowerShares QQQ(b)	47,658	2,035,473

SPDR S&P ETF Trust	110,767	11,433,370

Total Investment Companies–4.7%		36,379,171

Total Long-Term Investments–97.9% (Cost $662,729,478)		754,611,114

Money Market Funds–5.9%
Liquid Assets Portfolio–Institutional Class(c)	22,633,167	22,633,167

Premier Portfolio–Institutional Class(c)	22,633,167	22,633,167

Total Money Market Funds–5.9% (Cost $45,266,334)		45,266,334

TOTAL INVESTMENTS–103.8% (Cost $707,995,812)		799,877,448

LIABILITIES IN EXCESS OF OTHER ASSETS–(3.8%)		(29,391,418)

NET ASSETS–100.0%		$770,486,030

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Not an affiliate of the Fund or its adviser.
(c)	Each underlying fund and the Fund are affiliated by either having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Enterprise Fund

Portfolio Composition

By sector, based on Net Assets

Information Technology	27.8%

Consumer Discretionary	16.2

Health Care	13.4

Financials	12.0

Industrials	9.8

Materials	6.0

Consumer Staples	5.7

Energy	3.6

Telecommunication Services	2.4

Utilities	1.0

Money Market Funds Less Liabilities in Excess of Other Assets	2.1

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Events	Unobservable Inputs	Total

Equity Securities	$799,877,448	$—	$—	$799,877,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Enterprise Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $662,729,478)	$754,611,114

Investment in affiliated money market funds, at value and cost	45,266,334

Cash	3,501

Receivables:
Investments sold	228,050,510

Dividends	303,804

Fund shares sold	26,577

Other	4,346

Total assets	1,028,266,186

Liabilities:
Payables:
Investments purchased	256,116,610

Fund shares repurchased	634,427

Distributor and affiliates	471,947

Accrued expenses	557,172

Total liabilities	257,780,156

Net assets	$770,486,030

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,246,584,979

Net unrealized appreciation	91,881,636

Accumulated net investment loss	(3,794,522)

Accumulated net realized loss	(564,186,063)

Net assets	$770,486,030

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $706,613,776 and 50,622,912 shares of beneficial interest issued and outstanding)	$13.96

Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.77

Class B Shares:
Net asset value and offering price per share (based on net assets of $51,972,267 and 4,206,887 shares of beneficial interest issued and outstanding)	$12.35

Class C Shares:
Net asset value and offering price per share (based on net assets of $10,845,350 and 867,975 shares of beneficial interest issued and outstanding)	$12.50

Class Y Shares:
Net asset value and offering price per share (based on net assets of $1,054,637 and 75,185 shares of beneficial interest issued and outstanding)	$14.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Enterprise Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends from unaffiliated investments (net of foreign withholding taxes of $19,316)	$2,091,459

Interest	40,418

Total income	2,131,877

Expenses:
Investment advisory fee	2,099,506

Distribution (12b-1) and service fees
Class A	942,168

Class B	299,864

Class C	59,076

Transfer agent fees — A, B, C and Y	1,130,047

Reports to shareholders	81,787

Accounting and administrative expenses	79,465

Registration fees	45,486

Custody	41,704

Professional fees	40,170

Trustees’ fees and related expenses	22,090

Other	22,640

Total expenses	4,864,003

Net investment loss	$(2,732,126)

Realized and unrealized gain/loss:
Realized gain/loss:
Investments	$156,489,325

Foreign currency transactions	(153,395)

Net realized gain	156,335,930

Unrealized appreciation/depreciation:
Beginning of the period	278,091,863

End of the period	91,881,636

Net unrealized depreciation during the period	(186,210,227)

Net realized and unrealized loss	$(29,874,297)

Net decrease in net assets from operations	$(32,606,423)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Enterprise Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Net investment loss	$(2,732,126)	$(1,442,933)

Net realized gain	156,335,930	74,694,342

Net unrealized appreciation/depreciation during the period	(186,210,227)	285,583,419

Net change in net assets from investment activities	(32,606,423)	358,834,828

From capital transactions:
Proceeds from shares Sold	12,914,459	29,780,461

Cost of shares repurchased	(68,387,855)	(139,862,244)

Net change in net assets from capital transactions	(55,473,396)	(110,081,783)

Total increase/decrease in net assets	(88,079,819)	248,753,045

Net assets:
Beginning of the period	858,565,849	609,812,804

End of the period (including accumulated net investment loss of $3,794,522 and $1,062,396, respectively)	$770,486,030	$858,565,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Enterprise Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$14.56		$8.78	$15.75	$14.06	$13.20	$12.28

Net investment income/loss(a)	(0.04)		(0.01)	0.02	0.04	(0.01)	(0.01)

Net realized and unrealized gain/loss	(0.56)		5.79	(6.97)	1.68	0.87	0.93

Total from investment operations	(0.60)		5.78	(6.95)	1.72	0.86	0.92

Less distributions from net investment income	-0-		-0-	0.02	0.03	-0-	-0-

Net asset value, end of the period	$13.96		$14.56	$8.78	$15.75	$14.06	$13.20

Total return(b)	(4.19	)%*	65.83%	(44.10)%	12.21%	6.52%	7.49%

Net assets at end of the period (in millions)	$706.6		$782.0	$529.1	$1,068.5	$1,082.1	$1,152.3

Ratio of expenses to average net assets	1.09	%(c)	1.17%	1.11%	1.05%	1.09%	1.10%

Ratio of net investment income/loss to average net assets	(0.59	%)(c)	(0.13%)	0.15%	0.27%	(0.10%)	(0.10%)

Portfolio turnover	55	%*	13%	72%	52%	110%	42%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). For shares purchased prior to June 1, 2010, the maximum sales charge was 5.75%. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average net assets (000’s omitted) of $774,858.
*	Non-Annualized

	Class B Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$12.94		$7.86	$14.17	$12.72	$12.03	$11.27

Net investment loss(a)	(0.09)		(0.09)	(0.07)	(0.07)	(0.11)	(0.10)

Net realized and unrealized gain/loss	(0.50)		5.17	(6.24)	1.52	0.80	0.86

Total from investment operations	(0.59)		5.08	(6.31)	1.45	0.69	0.76

Net asset value, end of the period	$12.35		$12.94	$7.86	$14.17	$12.72	$12.03

Total return(b)	(4.64	)%*	64.63%	(44.53)%	11.40%	5.74%	6.74%

Net assets at end of the period (in millions)	$52.0		$63.7	$56.3	$156.7	$208.3	$272.0

Ratio of expenses to average net assets	1.84	%(c)	1.92%	1.87%	1.82%	1.86%	1.87%

Ratio of net investment loss to average net assets	(1.34	)%(c)	(0.89)%	(0.62)%	(0.50)%	(0.88)%	(0.87)%

Portfolio turnover	55	%*	13%	72%	52%	110%	42%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average net assets (000’s omitted) of $60,470.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Enterprise Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$13.08		$7.95	$14.33	$12.87	$12.18	$11.41

Net investment loss(a)	(0.09)		(0.09)	(0.07)	(0.07)	(0.11)	(0.10)

Net realized and unrealized gain/loss	(0.49)		5.22	(6.31)	1.53	0.80	0.87

Total from investment operations	(0.58)		5.13	(6.38)	1.46	0.69	0.77

Net asset value, end of the period	$12.50		$13.08	$7.95	$14.33	$12.87	$12.18

Total return(b)	(4.59	)%*	64.53%	(44.52)%	11.34%	5.67%	6.75%

Net assets at end of the period (in millions)	$10.8		$12.0	$8.8	$19.9	$21.1	$27.1

Ratio of expenses to average net assets	1.84	%(c)	1.92%	1.87%	1.82%	1.86%	1.87%

Ratio of net investment loss to average net assets	(1.33	)%(c)	(0.88)%	(0.62)%	(0.50)%	(0.88)%	(0.87)%

Portfolio turnover	55	%*	13%	72%	52%	110%	42%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average net assets (000’s omitted) of $11,913.
*	Non-Annualized

	Class Y Sharesˆ
							August 12, 2005
	Six months ended						(Commencement
	June 30,		Year ended December 31,				of operations) to
	2010		2009	2008	2007	2006	December 31, 2005

Net asset value, beginning of the period	$14.62		$8.80	$15.80	$14.10	$13.21	$12.67

Net investment income/loss(a)	(0.02)		(0.01)	0.05	0.08	0.02	0.01

Net realized and unrealized gain/loss	(0.57)		5.83	(6.99)	1.68	0.87	0.53

Total from investment operations	(0.59)		5.82	(6.94)	1.76	0.89	0.54

Less distributions from net investment income	-0-		-0-	0.06	0.06	-0-	-0-

Net asset value, end of the period	$14.03		$14.62	$8.80	$15.80	$14.10	$13.21

Total return(b)	(4.10	)%*	66.14%	(43.94)%	12.51%	6.74%	4.26	%*

Net assets at end of the period (in millions)	$1.1		$0.9	$15.6	$57.9	$25.6	$15.7

Ratio of expenses to average net assets	0.84	%(c)	0.92%	0.85%	0.80%	0.85%	0.81%

Ratio of net investment income/loss to average net assets	(0.34	)%(c)	(0.12)%	0.39%	0.53%	0.17%	0.22%

Portfolio turnover	55	%*	13%	72%	52%	110%	42	%(d)

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average net assets (000’s omitted) of $959.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Enterprise Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1— Significant Accounting Policies

Invesco Van Kampen Enterprise Fund (the “Fund”) is organized as a series of the AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Enterprise Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C Shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I Shares received Class Y Shares of the Fund. Information for the Acquired Fund’s — Class I Shares prior to the Reorganization is included with Class Y Shares throughout this report.
  The Fund’s investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A Shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred ales charges (“CDSC”). Class B Shares and Class C Shares are sold with a CDSC. Class Y Shares are sold at net asset value. Generally, Class B Shares will automatically convert to Class A Shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

12        Invesco Van Kampen Enterprise Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $720,309,995 which will expire according to the following schedule:

Amount	Expiration

$457,676,977	December 31, 2010

13,921,966	December 31, 2011

248,711,052	December 31, 2017

13        Invesco Van Kampen Enterprise Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$130,976,637

Aggregate unrealized (depreciation) of investment securities	(39,307,001)

Net unrealized appreciation of investment securities	$91,669,636

Cost of investments for tax purposes is $708,207,812.

F.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which is included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date. There were no distributions paid during the year ended December 31, 2009.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.
H.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust had entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.50%

Next $1 billion	0.45%

Next $1 billion	0.40%

Over $3 billion	0.35%

  Prior to the Reorganization, the Acquired Fund paid $1,764,598 in advisory fees to Van Kampen Asset Management based on the annual rates above of the Acquired Fund’s average daily net assets.
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A Shares to 1.17%, Class B Shares to 1.92%, Class C Shares to 1.92% and Class Y Shares to 0.92% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the period June 1, 2010 to June 30, 2010, the Adviser did not waive advisory fees under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance

14        Invesco Van Kampen Enterprise Fund

officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $27,890 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown on the Statement of Operations as part of “Accounting and administrative expenses”. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $27,890 to Van Kampen Investments Inc. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization the Acquired Fund paid $537,457 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the period ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer Agent Fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of approximately $-0- for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $1,093,164 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $1,519 in front-end sales commissions from the sale of Class A Shares and $1, $5,724 and $2 from Class A, Class B and Class C Shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A Shares of $15,390 and CDSC on redeemed shares of $33,251.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquired Fund, totaling $9,971.

15        Invesco Van Kampen Enterprise Fund

NOTE 3—Share Information

For the six months ended June 30, 2010 and year ended December 31, 2009, transactions were as follows:

	For the six months ended June 30, 2010(a)		For the year ended December 31, 2009
	Shares	Amount	Shares	Amount

Sales:
Class A	721,755	$10,764,005	2,133,542	$23,608,786

Class B	127,196	1,675,746	423,722	4,126,064

Class C	15,867	211,678	46,891	468,129

Class Y	17,756	263,030	156,884	1,577,482

Total Sales	882,574	$12,914,459	2,761,039	$29,780,461

Repurchases:
Class A	(3,797,323)	$(56,343,257)	(8,668,607)	$(95,696,997)

Class B	(840,816)	(11,090,490)	(2,657,115)	(25,761,555)

Class C	(66,921)	(883,968)	(234,188)	(2,277,860)

Class Y	(4,877)	(70,140)	(1,868,573)	(16,125,832)

Total Repurchases	(4,709,937)	$(68,387,855)	(13,428,483)	$(139,862,244)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments and money market funds, excluding short-term investments, were $421,641,653 and $424,064,549, respectively.

NOTE 5—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The Acquired Fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the Acquired Fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

16        Invesco Van Kampen Enterprise Fund

Calculating your ongoing Fund expenses

Expense example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10-6/30/10.

Actual expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Class	(01/01/10)	(06/30/10)	Period*	(06/30/10)	Period*
A	$1,000.00	$958.10	$5.29	1,019.37	5.46

B	1,000.00	953.63	8.91	1,015.69	9.20

C	1,000.00	954.13	8.92	1,015.69	9.20

Y	1,000.00	958.96	4.13	1,020.59	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09%, 1.84%, 1.84% and 0.84% for Class A, B, C and Y Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Assumes all dividends and distributions were reinvested.

17        Invesco Van Kampen Enterprise Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Enterprise Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the

18        Invesco Van Kampen Enterprise Fund

terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Van Kampen Enterprise Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Enterprise Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	32,606,806	1,368,340	1,759,913	0

20        Invesco Van Kampen Enterprise Fund

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-	environmentally friendly. Go green by reducing the number of trees used to produce paper.

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-	easy. Download, save and print files using your home computer with a few clicks of your mouse.
This service is provided by Invesco Investment Services, Inc.
Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-ENT-SAR-1           Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: September 3, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.